UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
Cullen Funds Trust
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: Quarter ended September 30, 2009

Item 1. Schedule of Investments.

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.2%

Aerospace & Defense — 3.6%
Boeing Co.	269,000	$ 14,566,350

Banks — 2.3%
HSBC Holdings PLC - ADR (b)	166,150	9,528,703

Beverages — 2.9%
Diageo PLC - ADR (b)	191,950	11,803,006

Capital Markets — 2.8%
Morgan Stanley	372,500	11,502,800

Communications Equipment — 2.7%
Nokia OYJ - ADR (b)	746,300	10,910,906

Distributors — 2.9%
Genuine Parts Co.	311,350	11,849,981

Diversified Telecommunication Services — 5.5%
AT&T, Inc.	405,960	10,964,980
Verizon Communications, Inc.	372,650	11,280,115

		22,245,095
Electric Utilities — 5.7%
Cia Energetica de Minas Gerais - ADR (b)	793,155	12,055,956
FPL Group, Inc.	203,000	11,211,690

		23,267,646
Food Products — 9.9%
HJ Heinz Co.	342,950	13,632,263
Kraft Foods, Inc.	437,762	11,500,008
Unilever NV - ADR (b)	524,540	15,138,223

		40,270,494
Household Products — 3.6%
Kimberly-Clark Corp.	251,000	14,803,980

Industrial Conglomerates — 8.0%
3M Co.	206,800	15,261,840
ABB Ltd. - ADR (b)(a)	538,100	10,783,524
General Electric Co.	391,850	6,434,177

		32,479,541
Insurance — 3.9%
Travelers Companies, Inc.	324,400	15,970,212

Oil & Gas — 6.7%
Chevron Corp.	181,860	12,808,400
PetroChina Co., Ltd. - ADR (b)	126,150	14,349,562

		27,157,962

	Shares	Value
Petroleum Refining — 3.1%
BP PLC - ADR (b)	237,670	12,651,174

Pharmaceuticals — 11.5%
AstraZeneca PLC - ADR (b)	221,800	9,969,910
Bristol-Myers Squibb Co.	566,280	12,752,625
Eli Lilly & Co.	346,400	11,441,592
Johnson & Johnson	204,910	12,476,970

		46,641,097
Real Estate — 3.4%
Health Care REIT, Inc.	334,780	13,933,544

Software — 3.6%
Microsoft Corp.	573,000	14,834,970

Tobacco — 6.8%
Altria Group, Inc.	770,300	13,719,043
Philip Morris International, Inc.	282,450	13,766,613

		27,485,656
Wireless Telecommunication Services — 3.3%
Vodafone Group PLC - ADR (b)	602,960	13,566,600

Total common stocks
(Cost $366,796,794)		375,469,717

SHORT-TERM INVESTMENTS — 7.3%
Money Market Fund — 7.3%
Dreyfus Cash Management Fund
(Cost $29,586,186)	29,586,186	29,586,186

TOTAL INVESTMENTS — 99.5%
(Cost $396,382,980)		$ 405,055,903

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		2,020,577

TOTAL NET ASSETS — 100.0%		$ 407,076,480

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt

(a) Non-income producing security
(b) Foreign Issued Security

See Notes to Financial Statements

The cost basis of investments for Federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$396,382,980
Gross unrealized appreciation	35,352,091
Gross unrealized depreciation	(26,679,168)

Net unrealized depreciation	$ 8,672,923

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$375,469,717	$ -	$ -	$375,469,717
Money Market Fund	29,586,186	-	-	29,586,186

Total	$405,055,903	$ -	$ -	$405,055,903

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.6%
Australia — 3.5%
Foster's Group Ltd.	227,000	$ 1,111,439
Sonic Healthcare Ltd.	129,000	1,617,152

		2,728,591

Brazil — 8.0%
Cia Energetica de Minas Gerais - ADR	132,750	2,017,800
Cia Siderurgica Nacional SA - ADR	76,700	2,347,020
Itau Unibanco Holding SA - ADR	91,250	1,838,688

		6,203,508

Canada — 3.6%
Enerplus Resources Fund	31,300	716,458
Primaris Retail Real Estate Investment Trust	16,450	233,540
RioCan Real Estate Investment Trust	39,450	658,543
Vermilion Energy Trust	42,300	1,163,119

		2,771,660

China — 2.6%
PetroChina Co., Ltd. - ADR	18,000	2,047,499

Egypt — 2.3%
Orascom Construction Industries - GDR	43,000	1,806,000

Finland — 1.2%
Nokia OYJ - ADR	66,600	973,692

France — 7.6%
BNP Paribas SA	23,400	1,869,644
Total SA - ADR	34,000	2,014,840
Vallourec SA	11,800	1,999,590

		5,884,074

Germany — 10.9%
Allianz SE	19,000	2,373,610
Bayer AG	24,350	1,687,211
Deutsche Lufthansa AG	13,850	245,439
Muenchener Rueckversicherungs AG	11,750	1,874,711
RWE AG	24,400	2,266,255

		8,447,226

Greece — 1.6%
Tsakos Energy Navigation Ltd.	82,100	1,284,865

	Shares	Value
Italy — 1.3%
ENI SpA - ADR	20,700	1,031,895

Japan — 1.6%
Nintendo Co., Ltd.	4,750	1,217,067

Malaysia — 0.7%
Berjaya Sports Toto BHD	448,821	574,481

Netherlands — 3.1%
Eurocommercial Properties NV	17,600	696,932
Unilever NV - ADR	59,600	1,720,056

		2,416,988

Singapore — 6.2%
Raffles Medical Group Ltd.	1,224,900	1,182,596
Singapore Technologies Engineering Ltd.	101,000	197,175
Singapore Telecommunications Ltd.	805,000	1,857,275
United Overseas Bank Ltd.	134,500	1,602,179

		4,839,225

South Africa — 2.5%
MTN Group Ltd.	118,000	1,918,756

South Korea — 2.5%
KT&G Corp.	31,545	1,911,575

Spain — 1.9%
Telefonica SA - ADR	17,550	1,455,071

Sweden — 1.7%
Volvo AB-B Shares	145,650	1,347,576

Switzerland — 8.4%
ABB Ltd. - ADR (a)	93,600	1,875,744
Nestle SA	29,100	1,240,042
Nestle SA - ADR	22,850	975,467
Novartis AG - ADR	48,200	2,428,316

		6,519,569

Taiwan — 7.8%
Acer, Inc.	814,021	2,076,326
Chunghwa Telecom Co., Ltd.	380,483	685,267
Chunghwa Telecom Co., Ltd. - ADR	63,746	1,149,978
Siliconware Precision Industries Co.	219,000	309,276
Taiwan Semiconductor Manufacturing Co., Ltd.	941,229	1,888,431

		6,109,278

	Shares	Value
United Kingdom — 15.6%
AstraZeneca PLC - ADR	37,000	1,663,150
BP PLC - ADR	35,300	1,879,019
British American Tobacco PLC - ADR	36,500	2,308,624
Diageo PLC - ADR	27,300	1,678,677
HSBC Holdings PLC (a)	165,083	1,914,950
HSBC Holdings PLC - ADR	12,250	702,538
Vodafone Group PLC - ADR	90,200	2,029,500

		12,176,458

Total common stocks
(Cost $59,514,189)		73,665,054

RIGHTS — 0.1%
France — 0.1%
BNP Paribas (a)
(Cost $0)	23,400	50,679

SHORT-TERM INVESTMENTS — 4.6%
Money Market Fund — 4.6%
Dreyfus Cash Management Fund
(Cost $3,579,061)	3,579,061	3,579,061

TOTAL INVESTMENTS — 99.3%
(Cost $63,093,250)		$ 77,294,794

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		513,529

TOTAL NET ASSETS — 100.0%		$ 77,808,323

Percentages are stated as a percent of net assets.
All securities are foreign-issued securities.
ADR – American Depository Receipt
GDR – Global Depository Receipt

(a) Non-income producing security

See Notes to Financial Statements

The cost basis of investments for Federal income tax purposes at September 30, 2009 was as follows*:

Cost of investments	$63,093,250
Gross unrealized appreciation	14,806,822
Gross unrealized depreciation	(605,278)

Net unrealized depreciation	$14,201,544

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stocks	$73,665,054	$ -	$ -	$73,665,054
Rights	50,679	-	-	50,679
Money Market Fund	3,579,061	-	-	3,579,061

Total	$77,294,794	$ -	$ -	$77,294,794

Please refer to the Portfolio of Investments for a further breakout of each security by geographic region.

NOTE 1 – Subsequent Event

Following the period covered by this Form N-Q, the Cullen Small Cap Value Fund, a series of Cullen Funds Trust, commenced investment operations on October 1, 2009.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: November 12, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ James P. Cullen
            James P. Cullen
            President

Date: November 12, 2009

By: /s/ Jeffrey T. Battaglia
            Jeffrey T. Battaglia
            Treasurer

Date: November 12, 2009